Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	15 Months Ended		16 Months Ended	17 Months Ended		18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	40 Months Ended	41 Months Ended		43 Months Ended	45 Months Ended	46 Months Ended	53 Months Ended	57 Months Ended	65 Months Ended	69 Months Ended	77 Months Ended	89 Months Ended	101 Months Ended
	Jun. 12, 2024	Sep. 14, 2022	Mar. 30, 2022	Nov. 15, 2021	Dec. 13, 2019	Mar. 30, 2017	Nov. 30, 2021	May 31, 2022	Aug. 31, 2024	Nov. 30, 2022	Feb. 28, 2022	Aug. 31, 2022	Aug. 31, 2017	Nov. 30, 2024	Feb. 28, 2023	May 31, 2022	Nov. 30, 2022	Feb. 28, 2025	May 31, 2023	Aug. 31, 2020	Aug. 31, 2022	Feb. 28, 2023	Aug. 31, 2025	May 31, 2025	Aug. 31, 2023	Nov. 30, 2022	May 31, 2023	Aug. 31, 2025	Nov. 30, 2023	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2018	Feb. 29, 2024	May 31, 2023	Nov. 30, 2023	May 31, 2024	Aug. 31, 2021	Aug. 31, 2023	Feb. 29, 2024	Aug. 31, 2024	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2019	Feb. 28, 2025	May 31, 2024	Nov. 30, 2024	May 31, 2025	Aug. 31, 2022	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025	Nov. 30, 2024	May 31, 2025	Feb. 28, 2025	Aug. 31, 2025	Aug. 31, 2020	May 31, 2025	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000215077
Account Value [Line Items]
Line Graph and Table Measure Name																							FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Accumulated Value					$ 10,000															$ 10,540																	$ 10,753														$ 9,370										$ 9,306			$ 10,072		$ 10,380
C000215078
Account Value [Line Items]
Line Graph and Table Measure Name																							FI Institutional Group ESG Stock Fund for Retirement Plans
Accumulated Value					10,000															11,580																	15,178														11,834										15,069			19,609		22,306
C000215079
Account Value [Line Items]
Line Graph and Table Measure Name																							FI Institutional Group Fixed Income Fund for Retirement Plans
Accumulated Value					10,000															10,530																	10,780														9,429										9,372			10,161		10,475
C000215080
Account Value [Line Items]
Line Graph and Table Measure Name																							FI Institutional Group Stock Fund for Retirement Plans
Accumulated Value					10,000															11,580																	15,293														11,844										14,894			19,366		22,377
C000234764
Account Value [Line Items]
Line Graph and Table Measure Name																							OneAscent Core Plus Bond ETF
Accumulated Value			$ 10,000					$ 9,632				$ 9,477					$ 9,265					$ 9,295					$ 9,459				$ 9,377				$ 9,414				$ 9,650			$ 9,690			$ 10,148				$ 10,172				$ 10,259			$ 10,188		$ 10,488
C000237524
Account Value [Line Items]
Line Graph and Table Measure Name																							OneAscent Emerging Markets ETF
Accumulated Value		$ 10,000								$ 10,376					$ 10,828				$ 11,245						$ 11,177				$ 11,377				$ 11,762			$ 11,681				$ 12,323			$ 11,876				$ 11,930			$ 12,591				$ 13,252
C000237525
Account Value [Line Items]
Line Graph and Table Measure Name																							OneAscent International Equity ETF
Accumulated Value		10,000								10,708					11,464				11,786						12,189				11,851				12,791			13,283				13,829			13,623				13,769			15,450				16,449
C000231861
Account Value [Line Items]
Line Graph and Table Measure Name																							OneAscent Large Cap Core ETF
Accumulated Value				$ 10,000			$ 9,708				$ 8,989					$ 8,593					$ 8,129					$ 8,589				$ 8,696				$ 8,611				$ 9,387			$ 9,676			$ 10,667				$ 10,937				$ 11,575			$ 12,418		$ 12,248			$ 12,447		$ 13,711
C000249799
Account Value [Line Items]
Line Graph and Table Measure Name																							OneAscent Small Cap Core ETF
Accumulated Value	$ 10,000								$ 11,004					$ 11,840				$ 10,673						$ 10,038				$ 11,284
C000176086
Account Value [Line Items]
Line Graph and Table Measure Name																							Tactical Multi-Purpose Fund
Accumulated Value						$ 10,000							$ 9,980																			$ 9,930														$ 9,950													$ 9,930				$ 9,840		$ 9,800		$ 10,110	$ 10,567	$ 10,951
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name																							ICE BofA U.S. Broad Market Index
Accumulated Value					10,000															10,676																	10,662														9,433										9,309			9,995		10,311
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI ACWI IMI Index
Accumulated Value					9,999															10,565																	13,746														11,514										13,049			16,001		18,481
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name																							ICE BofA U.S. Broad Market Index
Accumulated Value					10,000															10,676																	10,662														9,433										9,309			9,995		10,311
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI ACWI IMI Index
Accumulated Value					$ 9,999															$ 10,565																	$ 13,746														$ 11,514										$ 13,049			$ 16,001		$ 18,481
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000					$ 9,689				$ 9,494					$ 9,296					$ 9,292					$ 9,481				$ 9,381				$ 9,405				$ 9,601			$ 9,605			$ 10,065				$ 10,052				$ 10,159			$ 10,129		$ 10,381
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI Emerging Markets Index
Accumulated Value		10,000								10,136					10,083				10,098						10,448				10,562				10,964			11,349				12,023			11,815				12,068			12,829				14,043
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI ACWI ex USA Index
Accumulated Value		$ 10,000								$ 10,519					$ 10,891				$ 10,938						$ 11,357				$ 11,494				$ 12,254			$ 12,770				$ 13,425			$ 12,992				$ 13,436			$ 14,526				$ 15,496
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000			$ 9,760				$ 9,380					$ 8,896					$ 8,551					$ 8,861				$ 8,659				$ 9,156				$ 9,914			$ 10,087			$ 11,295				$ 11,737				$ 12,605			$ 13,506		$ 13,374			$ 13,324		$ 14,606
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name																							S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000								10,856					11,826				10,562						9,995				11,237
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																							ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value						10,000							10,039																			10,192														10,433													10,565				10,573		10,612		11,067	11,677	12,204
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000								$ 10,450					$ 11,197				$ 11,088						$ 11,046				$ 12,109
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Treasury Index
Accumulated Value						$ 10,000							$ 10,258																			$ 10,100														$ 11,148													$ 11,926				$ 11,675		$ 10,414		$ 10,198	$ 10,812	$ 11,073